Average Annual Total Returns - FidelitySAIUSValueIndexFund-PRO - FidelitySAIUSValueIndexFund-PRO - Fidelity SAI U.S. Value Index Fund	Sep. 29, 2023
Fidelity SAI U.S. Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.69%)
Past 5 years	6.71%
Since Inception	6.63%
Fidelity SAI U.S. Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.37%)
Past 5 years	5.27%
Since Inception	5.20%
Fidelity SAI U.S. Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.34%)
Past 5 years	5.05%
Since Inception	4.99%
IXYEF
Average Annual Return:
Past 1 year	(3.60%)
Past 5 years	6.77%
Since Inception	6.70%	[1]

[1]	AFrom December 19, 2017.